Government grant advances and loans (Tables)	12 Months Ended
Dec. 31, 2024
Government Grants [Abstract]
Schedule of Government Grant Advances and Loans

		December 31,
	Note	2022	2023	2024
		(in thousands)
Current
Government grant advances	17.1	$968	$708	$631
Research project financing	17.2	1,237	1,518	3,549
Government loans	17.2	1,954	1,727	1,299
Accrued interest	17.2	—	653	385
Total current portion		$4,159	$4,606	$5,864
Non-current
Government grant advances	17.1	$872	$328	$676
Research project financing	17.2	1,567	259	4,417
Government loans	17.3	1,424	173	616
Accrued interest	17.2	2,372	2,496	576
Total non-current portion		$6,235	$3,256	$6,285